Note 13 - Non-controlling Interests - Cash Flows of U.S. Goldmining (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Cash used in investing activities	$ (3,761)	$ (6,423)
Cash generated from financing activities	38,994	13,910
Net increase (decrease) in cash and cash equivalents and restricted cash	13,382	(3,333)
Beginning of year	8,325	11,658
End of year	21,707	8,325
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Cash used in operating activities	(12,657)
Cash used in investing activities	(1,328)
Cash generated from financing activities	29,491
Net increase (decrease) in cash and cash equivalents and restricted cash	15,506
Beginning of year	73
End of year	$ 15,579	$ 73